Acquisitions (Details 2) (USD $)	3 Months Ended									6 Months Ended		12 Months Ended			0 Months Ended
	Sep. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Aug. 02, 2013	Mar. 31, 2011
Estimated fair values of the assets acquired and liabilities assumed
Goodwill	$ 1,170,490,000	$ 1,107,006,000				$ 555,220,000				$ 1,170,490,000		$ 1,107,006,000	$ 555,220,000	$ 167,245,000		$ 8,568,000
Consideration paid for acquisition
Cash paid, net of cash acquired													14,000,000
REVENUES	5,380,526,000	3,975,935,000	2,743,445,000	1,593,937,000	1,385,957,000	1,617,613,000	1,338,208,000	1,135,510,000	326,436,000	9,029,140,000	2,979,894,000	9,699,274,000	4,417,767,000	1,310,473,000
Operating income	7,770,000			9,945,000						(12,785,000)	2,603,000	106,565,000	87,307,000	15,030,000
Water treatment facilities and equipment | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment										3 years		3 years
Water treatment facilities and equipment | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment										30 years		30 years
Vehicles | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment												3 years
Vehicles | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment												25 years
Buildings and leasehold improvements | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment										3 years		3 years
Buildings and leasehold improvements | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment										40 years		40 years
Oilfield Water Lines LP
Acquisitions
Number of common units issued to acquire business (in shares)												2,463,287			2,463,287
Period of performance targets as basis for contingent consideration												6 months
Potential increase in the purchase price		0										0
General and administrative expense		800,000										800,000
Estimated fair values of the assets acquired and liabilities assumed
Accounts receivable - trade	6,837,000	7,268,000								6,837,000		7,268,000
Inventories	154,000	154,000								154,000		154,000
Prepaid expenses and other current assets	402,000	402,000								402,000		402,000
Goodwill	90,144,000	89,699,000								90,144,000		89,699,000
Accounts payable - trade	(6,469,000)	(6,469,000)								(6,469,000)		(6,469,000)
Accrued expenses and other payables	(992,000)	(992,000)								(992,000)		(992,000)
Other noncurrent liabilities	(64,000)	(64,000)								(64,000)		(64,000)
Fair value of net assets acquired	236,289,000	236,289,000								236,289,000		236,289,000
Consideration paid for acquisition
Cash paid, net of cash acquired												167,732,000			167,700,000
Value of common units issued												68,557,000			68,600,000
Total consideration paid												236,289,000
REVENUES												26,200,000
Operating income												900,000
Oilfield Water Lines LP | Customer relationships
Estimated fair values of the assets acquired and liabilities assumed
Intangible assets	110,000,000	110,000,000								110,000,000		110,000,000
Useful life of intangible assets												10 years
Oilfield Water Lines LP | Customer relationships | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of intangible assets										8 years
Oilfield Water Lines LP | Customer relationships | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of intangible assets										10 years
Oilfield Water Lines LP | Non-compete agreements
Estimated fair values of the assets acquired and liabilities assumed
Intangible assets	2,000,000	2,000,000								2,000,000		2,000,000
Useful life of intangible assets										3 years		2 years 6 months
Oilfield Water Lines LP | Land
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment	710,000	710,000								710,000		710,000
Oilfield Water Lines LP | Water treatment facilities and equipment
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment	23,173,000	23,173,000								23,173,000		23,173,000
Oilfield Water Lines LP | Water treatment facilities and equipment | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment										3 years		3 years
Oilfield Water Lines LP | Water treatment facilities and equipment | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment										30 years		30 years
Oilfield Water Lines LP | Vehicles
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment	8,143,000	8,157,000								8,143,000		8,157,000
Oilfield Water Lines LP | Vehicles | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment										5 years		5 years
Oilfield Water Lines LP | Vehicles | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment										10 years		10 years
Oilfield Water Lines LP | Buildings and leasehold improvements
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment	2,198,000	2,198,000								2,198,000		2,198,000
Oilfield Water Lines LP | Buildings and leasehold improvements | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment										7 years		7 years
Oilfield Water Lines LP | Buildings and leasehold improvements | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment										30 years		30 years
Oilfield Water Lines LP | Other
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment	$ 53,000	$ 53,000								$ 53,000		$ 53,000
Oilfield Water Lines LP | Other | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment										3 years		3 years
Oilfield Water Lines LP | Other | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment										5 years		5 years